UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	06/30/2006

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
22	Report of Independent Registered
Public Accounting Firm
23	Important Tax Information
24	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC
California Municipal
Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC California Municipal Money Market Fund, covering the 12-month period from July 1, 2005, through June 30, 2006.

Although yields on tax-exempt money market securities continued to rise steadily, other financial markets encountered heightened volatility during the first half of 2006. In the judgment of our Chief Economist, Richard Hoey, the recent turbulence among longer-term bonds reflects shifts in interest-rate and inflation expectations, while the correction in the stock market signals an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain as investors look toward 2007. Indicators to watch in the months ahead include the outlook for inflation in the United States and overseas, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in short-term interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus BASIC California Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2006, the fund produced a yield of 2.47% . Taking into account the effects of compounding, the fund also produced an effective yield of 2.50% .1

We attribute the fund’s results to rising short-term interest rates in a recovering economy as well as robust investor demand for a more limited supply of California’s tax-exempt money market securities.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality California exempt issuers that we believe are most likely to provide high tax-exempt current income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

average weighted maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

The fund was primarily affected by the Federal Reserve Board’s (the “Fed”) ongoing campaign to forestall potential inflationary pressures. As it has since June 2004, the Fed raised short-term interest rates at each of eight meetings, driving the overnight federal funds rate to 5.25% by the reporting period’s end.

Over the second half of 2005, investors grew concerned that forces such as hurricanes and volatile energy prices might undermine the U.S. economy. However, even widespread Katrina-related disruptions failed to derail economic growth. Indeed, after growing at a moderate rate over the final three months of 2005, U.S. GDP expanded at a robust 5.6% annualized rate during the first quarter of 2006, and the unemployment rate fell to multi-year lows.

Beginning in May 2006, investors began to grow more concerned about inflation as energy prices soared. Hawkish comments by Fed Chairman Ben Bernanke appeared to confirm investors’ worries that the Fed might raise interest rates more than previously expected. At the same time, the U.S. housing market and consumer spending cooled, clouding the economic outlook.

Yields of tax-exempt money market instruments generally rose along with interest rates. However, yields of shorter-dated municipal money market securities climbed more sharply than longer-dated securities, causing yield differences along the tax-exempt money market yield spectrum to narrow toward historical lows. By the end of the reporting period there was little difference in the yields of tax-exempt securities with maturities between six months and four years. Many investors therefore continued to focus on instruments maturing in six months or less. Even institutional investors who normally favor longer-term securities began to purchase tax-exempt money market securities, adding to demand and putting downward pressure on yields.

Due to relatively low yields from very short-term, floating-rate instruments, we tended to focus on tax-exempt commercial paper and seasoned municipal notes and bonds maturing over six to nine months.We occasionally found opportunities among instruments with somewhat longer maturities, enabling us to construct a “laddered” portfolio of securities scheduled to mature at different times.This strategy is designed to help protect the fund’s yield while ensuring that cash remains available for redemptions and new investments.

Finally, the growing U.S. economy benefited California’s fiscal condition by reducing unemployment and boosting corporate and personal incomes. In fact, California received credit-rating upgrades from two of the major bond rating agencies. Higher tax revenues reduced local municipalities’ need for short-term borrowing to cover operating shortfalls. At the same time, investor demand for California securities remained robust, helping to keep yields relatively low.

What is the fund’s current strategy?

Recent evidence of slower economic growth suggests to us that the Fed may soon pause in its rate-tightening campaign to assess the impact of its previous moves on the economy and inflation. In addition, robust issuance volume in California this summer could cause yields to rise. Therefore, should we become convinced that interest rates have peaked, we are prepared to increase the fund’s weighted average maturity in an attempt to lock in competitive yields.

July 17, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 2.25
Ending value (after expenses)	$1,014.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%, multiplied by the average account value over period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2006

Short-Term	Coupon	Maturity	Principal
Investments—96.2%	Rate (%)	Date	Amount ($)	Value ($)

California—94.3%
ABAG Finance Authority for
Non-Profit Corporations, Revenue
(Point Loma Nazarene University)
(LOC; Allied Irish Bank)	4.05	7/7/06	1,400,000 [a]	1,400,000
California,
GO Notes (Various Purpose)	10.82	12/1/06	100,000	102,958
California Educational Facilities
Authority, Revenue
(Art Center College of Design)
(LOC; Allied Irish Bank)	4.05	7/7/06	4,050,000 [a]	4,050,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	3.95	7/7/06	1,000,000 [a]	1,000,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project)
(LOC; California State
Teachers Retirement)	4.02	7/7/06	1,100,000 [a]	1,100,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Incorporated
Project) (LOC; Bank of The West)	4.03	7/7/06	1,000,000 [a]	1,000,000
California Pollution Control
Financing Authority, PCR
(Pacific Gas and Electric
Company) (LOC; Bank One)	3.96	7/1/06	4,700,000 [a]	4,700,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	4.00	7/7/06	1,235,000 [a]	1,235,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	4.00	7/7/06	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries Project)
(LOC; Wells Fargo Bank)	4.00	7/7/06	1,000,000 [a]	1,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California State University
Trustees, Housing System
Revenue (Insured; FGIC)	4.63	11/1/06	100,000	100,260
California Statewide Communities
Development Authority,
Multifamily Revenue (Varenna
Assisted Living Apartments
Project) (LOC; HSH Nordbank)	3.99	7/7/06	1,000,000 [a]	1,000,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.95	7/7/06	3,200,000 [a]	3,200,000
California Statewide Communities
Development Authority,
Revenue (Saint Mary
and All Angels School)
(LOC; Allied Irish Bank)	4.00	7/7/06	1,300,000 [a]	1,300,000
California Statewide Communities
Development Authority, Revenue
(University Retirement
Community at Davis Project)
(Insured; Radian Bank and Liquidity
Facility; Bank of America)	4.00	7/1/06	2,260,000 [a]	2,260,000
Castaic Lake Water Agency,
Revenue, COP (Water System
Improvement Project)
(Insured; AMBAC)	4.15	8/1/06	400,000	400,100
Conejo Valley Unified School
District, GO Notes, TRAN	4.20	6/29/07	1,090,000	1,095,547
Fremont Union High School
District, TAN	3.95	7/6/06	2,500,000	2,500,474
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Liquidity Facility;
Merrill Lynch)	4.03	7/7/06	1,160,000 [a,b]	1,160,000
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility; Goldman
Sachs Group and LOC; IXIS
Corporate and Investment Bank)	4.07	7/7/06	4,000,000 [a,b]	4,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Inland Empire Solid Waste
Financing Authority, Revenue
(Landfill Improvement
Financing Project) (Insured; FSA)	5.82	8/1/06	200,000	200,325
Long Beach,
Harbor Revenue, Refunding
(Insured; MBIA)	4.90	5/15/07	120,000	121,116
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.96	7/7/06	3,000,000 [a]	3,000,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue (Insured; AMBAC)	5.47	7/1/06	810,000	810,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel
Incorporated Project)
(LOC; Comerica Bank)	4.02	7/7/06	2,250,000 [a]	2,250,000
Los Rios Community College
District, GO Notes
(Insured; MBIA)	3.90	8/1/06	110,000	110,014
Madera Unified School District,
GO Notes (Insured; FSA)	3.93	8/1/06	100,000	100,038
North Orange County, Regional
Occupational Program, COP
(Educational Center Funding
Program) (Insured; Assured
Guaranty and Liquidity
Facility; Dexia Credit Locale)	3.95	7/7/06	3,000,000 [a]	3,000,000
Oakland,
COP (Capital Equipment
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.95	7/7/06	2,400,000 [a]	2,400,000
Orange County,
Airport Revenue, Refunding
(Insured; MBIA)	4.91	7/1/07	100,000	102,087

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Oxnard Financing Authority,
Solid Waste Revenue, Refunding
(Insured; AMBAC)	3.91	5/1/07	600,000	600,815
Palomar Pomerado Health
(Insured; AMBAC and Liquidity
Facility; Merrill Lynch)	4.01	7/7/06	7,545,000 [a,b]	7,545,000
Sacramento City Unified School
District, GO Notes (Insured; MBIA)	3.75	7/1/06	250,000	250,000
San Diego,
Water Utility Fund Net System
Revenue (Certificates of
Undivided Interest) (Insured;
FGIC and Liquidity Facility;
Citibank NA)	4.00	7/7/06	5,000,000 [a,b]	5,000,000
Santa Clara Unified School
District, GO Notes (Insured; FSA)	4.41	7/1/06	100,000	100,000
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.96	7/7/06	800,000 [a]	800,000
Union,
MFHR (Mission Sierra)
(Insured; FNMA)	3.91	7/7/06	1,200,000 [a]	1,200,000
University of California,
College and University Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	4.03	7/7/06	995,000 [a,b]	995,000
University of California Regents,
Revenue (Multiple
Purpose Projects)	5.85	9/1/06	100,000	100,363
Vallejo,
Water Revenue, COP
(LOC; KBC Bank)	4.00	7/7/06	2,000,000 [a]	2,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement)	3.95	7/7/06	2,735,000 [a]	2,735,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
West Sacramento Financing
Authority, Special Tax Revenue
(Insured; XLCA)	3.91	9/1/06	440,000	440,301
U.S. Related—1.9%
Guam,
LOR (Section 30) (Insured; FSA)	4.92	12/1/06	100,000	100,488
Puerto Rico Commonwealth,
GO (Public Improvement)
(Insured; MBIA)	4.68	7/1/06	500,000	500,000
Puerto Rico Commonwealth,
GO (Public Improvement)
(Insured; XLCA)	4.80	7/1/06	200,000	200,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	4.80	7/1/06	115,000	115,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	6.02	7/1/06	100,000	100,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	6.08	7/1/06	255,000	255,000
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	4.80	7/1/06	100,000	100,000

Total Investments (cost $69,334,886)			96.2%	69,334,886

Cash and Receivables (Net)			3.8%	2,732,244

Net Assets			100.0%	72,067,130

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $18,700,000 or 25.9% of net assets.

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	88.3
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	11.7
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	69,334,886	69,334,886
Cash		3,097,192
Receivable for investment securities sold		3,014,598
Interest receivable		460,113
		75,906,789

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		17,616
Payable for investment securities purchased		3,620,733
Dividend payable		201,310
		3,839,659

Net Assets ($)		72,067,130

Composition of Net Assets ($):
Paid-in capital		72,043,092
Accumulated net realized gain (loss) on investments		24,038

Net Assets ($)		72,067,130

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		72,043,092
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2006

Investment Income ($):
Interest Income	2,156,694
Expenses:
Management fee—Note 2	329,440
Interest expense—Note 3	884
Total Expenses	330,324
Investment income—Net	1,826,370

Realized Gain (Loss) on Investments—Note 1(b) ($)	25,009
Net Increase in Net Assets Resulting from Operations	1,851,379

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2006	2005

Operations ($):
Investment Income–net	1,826,370	971,863
Net realized gain (loss) on investments	25,009	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,851,379	971,863

Dividends to Shareholders from ($):
Investment income—net	(1,826,370)	(971,863)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	337,774,914	191,148,694
Dividends reinvested	981,586	485,564
Cost of shares redeemed	(338,855,401)	(177,283,848)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(98,901)	14,350,410
Total Increase (Decrease) in Net Assets	(73,892)	14,350,410

Net Assets ($):
Beginning of Period	72,141,022	57,790,612
End of Period	72,067,130	72,141,022

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.025	.014	.005	.008	.013
Distributions:
Dividends from investment income—net	(.025)	(.014)	(.005)	(.008)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.50	1.34	.53	.84	1.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.46	.45	.45	.46
Ratio of net investment income
to average net assets	2.49	1.37	.52	.83	1.36

Net Assets, end of period ($ x 1,000)	72,067	72,141	57,791	75,393	81,494

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the “Manager’’ or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

18

Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2006 and June 30, 2005, were all tax exempt income.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Effective October 1, 2005, each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chairman of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chairman of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus

20

High Yield Strategies Fund. Prior, to October 1, 2005, each Trustee received $40,000 per year, plus $5,000 for each joint Board meeting of the Dreyfus/Laurel Funds attended, $2,000 for separate committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that were conducted by telephone and was reimbursed for travel and out-of-pocket expenses.The Chairman of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there was a joint committee meeting of the Dreyfus/Laurels Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee was allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $17,616.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30,2006,was approximately $20,800 with a related weighted average annualized interest rate of 4.25% .

The Fund 21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC California Municipal Money Market Fund (the “Fund”) of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC California Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 4, 2006

22

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are California residents, California personal income taxes).

The Fund 23

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT	AGREEMENT	(Unaudited)

At a meeting of the fund’s Board of Trustees held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail, no-load California tax-exempt money market funds (the

24

“Performance Group”) and to a larger universe of funds, consisting of all retail and institutional California tax-exempt money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund’s total return performance was higher than the Performance Group and Performance Universe medians for each of the periods.The Manager also provided the Board with the fund’s total return performance and the quartile, percentile and rank of the fund’s total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005 which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a “unitary fee struc-ture”.The Board members also noted that the fund’s management fee and expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermedi-aries.The Board analyzed differences in fees paid to the Manager and

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s

26

assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 186

———————

James M. Fitzgibbons (71)
Board Member (1983)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Davidson Cotton Company (1998-2002)

Other Board Memberships and Affiliations:

• Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 25

———————

J. Tomlinson Fort (78)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2005)

Other Board Memberships and Affiliations:
• Allegheny College, Emeritus Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 25

———————

Kenneth A. Himmel (60)
Board Member (1988)

Principal Occupation During Past 5 Years:
• President and CEO,Related Urban Development,a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 25

28

Stephen J. Lockwood (59)
Board Member (1993)

Principal Occupation During Past 5 Years:

  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)

No. of Portfolios for which Board Member Serves: 25

———————

Roslyn M. Watson (56)
Board Member (1992)

Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 25

———————

Benaree Pratt Wiley (60)
Board Member (1998)

Principal Occupation During Past 5 Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
• President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Blue Cross Blue Shield of Massachusetts, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director

No. of Portfolios for which Board Member Serves: 25

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

30

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 31

NOTES

For More	Information

Dreyfus BASIC	Transfer Agent &
California Municipal	Dividend Disbursing Agent
Money Market Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
22	Report of Independent Registered
Public Accounting Firm
23	Important Tax Information
24	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
28	Board Members Information
30	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the 12-month period from July 1, 2005, through June 30, 2006.

Although yields on tax-exempt money market securities continued to rise steadily, other financial markets encountered heightened volatility during the first half of 2006. In the judgment of our Chief Economist, Richard Hoey, the recent turbulence among longer-term bonds reflects shifts in interest-rate and inflation expectations, while the correction in the stock market signals an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain as investors look toward 2007. Indicators to watch in the months ahead include the outlook for inflation in the United States and overseas, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in short-term interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC Massachusetts Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2006, the fund’s shares provided a yield of 2.45% and, after taking into account the effects of compounding, an effective yield of 2.48% .1

Tax-exempt money market yields continued to rise during the reporting period, as the Federal Reserve Board (the “Fed”) increased short-term interest rates eight consecutive times in an environment of strong U.S. economic growth.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’ short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the fund’s average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

The fund was primarily affected by the Fed’s ongoing campaign to achieve a monetary policy that forestalls inflationary pressures without triggering an economic recession. As it has since June 2004, the Fed raised the overnight federal funds rate at each of eight meetings of its Federal Open Market Committee, driving the benchmark interest rate to 5.25% by the reporting period’s end. With the exception of some occasional volatility due to supply-and-demand factors, tax-exempt money market yields rose along with short-term interest rates.

Over the second half of 2005, investors sometimes grew concerned that the U.S. economy might be undermined by forces such as the 2005 Gulf Coast hurricanes and volatile energy prices. However, even the widespread economic disruptions caused by the storms failed to derail the U.S. economy, which remained strong throughout the reporting period. Indeed, after growing at a moderate rate over the final three months of 2005, U.S. GDP expanded at a more robust 5.6% annualized rate during the first quarter of 2006, and the unemployment rate fell to multi-year lows.

Beginning in May 2006, however, investors began to grow more concerned about inflation as prices of energy supplies and industrial commodities soared. Hawkish comments by Fed Chairman Ben Bernanke appeared to confirm investors’ worries that the Fed might raise interest rates more than previously expected. At the same time, signs of potential economic weakness began to emerge as the U.S. housing market and consumer spending cooled, creating a more uncertain market environment.

Like most other states, Massachusetts has benefited from higher tax revenues in the economic recovery.The state and its municipalities had less need to borrow to cover operating shortfalls during the reporting

4

period, causing the supply of newly issued tax-exempt instruments to moderate compared to the same period one year earlier.Yet, investor demand remained strong, putting downward pressure on yields.

We maintained the fund’s weighted average maturity in a range we considered relatively short in order to capture higher yields as they became available. We complemented the fund’s holdings of very short-term variable-rate demand notes with commercial paper with maturities in the two- to six-month range.This strategy enabled the fund to capture incrementally higher yields without incurring the interest-rate risks that longer-term municipal notes typically entail.

What is the fund’s current strategy?

Recent evidence of slower economic growth suggests to us that the Fed may soon pause in its rate-tightening campaign to assess the impact of its previous moves on the economy and inflation. If further rate hikes occur, it will likely be due to indications of inflation in incoming economic data.

Therefore, we recently began to lengthen the fund’s weighted average maturity. However, because there currently are relatively few differences in yields along the money market maturity spectrum, these changes have been modest, and we have continued to focus on tax-exempt instruments in the two- to six-month range. In our view, these are prudent strategies while the economy transitions to the next phase of its cycle.

July 17, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 2.30
Ending value (after expenses)	$1,013.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 2.31
Ending value (after expenses)	$1,022.51

† Expenses are equal to the fund’s annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2006

Short-Term	Coupon	Maturity	Principal
Investments—101.2%	Rate (%)	Date	Amount ($)	Value ($)

Arlington,
GO Notes, BAN	3.70	7/20/06	3,000,000	3,001,672
Ayer,
GO Notes, BAN	4.44	6/1/07	1,150,600	1,158,943
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)	4.00	7/7/06	6,665,000 [a]	6,665,000
Dennis-Yarmouth Regional School
District, GO Notes, BAN	3.19	11/15/06	3,500,000	3,514,648
Eclipse Funding Trust,
Revenue (Insured; MBIA and
Liquidity Facility; U.S. Bank)	3.99	7/7/06	6,000,000 [a]	6,000,000
Hudson,
GO Notes, BAN	3.92	10/5/06	2,335,307	2,337,519
Lexington,
GO Notes, BAN	4.15	2/1/07	2,165,000	2,172,400
Massachusetts,
CP	3.61	9/7/06	3,000,000	3,000,000
Massachusetts,
GO, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.97	7/7/06	3,200,000 [a]	3,200,000
Massachusetts Bay Transportation
Authority, General
Transportation Systems, GO
Notes (Liquidity Facility;
Westdeutsche Landesbank)	3.96	7/7/06	4,000,000 [a]	4,000,000
Massachusetts Development Finance
Agency, Revenue (Brandon
Residential Treatment Center, Inc.
Project ) (LOC; SunTrust Bank)	3.97	7/7/06	1,025,000 [a]	1,025,000
Massachusetts Development Finance
Agency, Revenue (Dexter School
Project) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4.00	7/7/06	1,000,000 [a]	1,000,000
Massachusetts Development Finance
Agency, Revenue (Holy Cross
College Issue) (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	4.00	7/7/06	1,600,000 [a,b]	1,600,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	3.97	7/7/06	1,500,000 [a]	1,500,000
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.97	7/7/06	5,000,000 [a]	5,000,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	4.00	7/7/06	3,000,000 [a]	3,000,000
Massachusetts Development Finance
Agency, Revenue (YOU, Inc.)
(LOC; PNC Bank)	3.98	7/7/06	3,645,000 [a]	3,645,000
Massachusetts Development Finance
Agency, SWDR (Newark Group
Project) (LOC; JPMorgan
Chase Bank)	4.03	7/7/06	1,000,000 [a]	1,000,000
Massachusetts Health and
Educational Facilities Authority,
Health Care Facilities Revenue
(Hallmark Health System Issue)
(Insured; FSA and Liquidity
Facility; Bank of America)	3.95	7/7/06	2,800,000 [a]	2,800,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.97	7/7/06	2,000,000 [a]	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.98	7/7/06	4,700,000 [a]	4,700,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Health and
Educational Facilities
Authority, Revenue
(Amherst College Issue)	3.58	1/11/07	1,000,000	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.95	7/7/06	8,000,000 [a]	8,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Royal Bank of Scotland)	3.95	7/7/06	4,720,000 [a]	4,720,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Emmanuel
College Issue) (LOC; Allied
Irish Banks)	3.97	7/7/06	4,900,000 [a]	4,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.98	7/7/06	6,800,000 [a]	6,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	4.00	7/7/06	5,380,000 [a]	5,380,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Insured; AMBAC
and Liquidity Facility; Bank
of America)	3.95	7/7/06	300,000 [a]	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue)
(LOC; Dexia Credit Locale)	3.95	7/7/06	4,650,000 [a]	4,650,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wellesley College Issue)	3.95	7/7/06	4,875,000 [a]	4,875,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Williams College Issue)	3.92	7/7/06	4,000,000 [a]	4,000,000
Massachusetts Industrial Finance
Agency, First Mortgage
Revenue (Orchard Cove Inc.)
(LOC; Bank of America)	4.02	7/7/06	2,000,000 [a]	2,000,000
Massachusetts Port Authority,
Revenue, CP (LOC; Westdeutsche
Landesbank)	3.54	8/2/06	10,000,000	10,000,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	4.00	7/7/06	3,500,000 [a,b]	3,500,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.91	7/7/06	400,000 [a]	400,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Bayerische
Landesbank)	3.98	7/7/06	4,200,000 [a]	4,200,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachussetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.98	7/7/06	1,500,000 [a]	1,500,000
Winchester,
GO Notes, BAN	4.29	10/31/06	1,355,249	1,358,976
Woburn,
GO Notes, BAN	3.70	10/6/06	2,000,000	2,003,608

Total Investments (cost $131,907,766)			101.2%	131,907,766

Liabilities, Less Cash and Receivables			(1.2%)	(1,621,509)

Net Assets			100.0%	130,286,257

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $5,100,000 or 3.9% of net assets.

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	95.9
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	3.2
Not Rated [e]	Not Rated [e]	Not Rated [e]	.9
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	131,907,766	131,907,766
Interest receivable		758,396
		132,666,162

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		44,294
Payable for investment securities purchased		1,358,976
Cash overdraft due to Custodian		627,922
Dividend payable		348,538
Payable for shares of Beneficial Interest redeemed		175
		2,379,905

Net Assets ($)		130,286,257

Composition of Net Assets ($):
Paid-in capital		130,286,257

Net Assets ($)		130,286,257

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		130,297,342
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended June 30, 2006

Investment Income ($):
Interest Income	3,892,501
Expenses:
Management fee—Note 2	600,456
Interest expense—Note 3	11,283
Total Expenses	611,739
Investment income—Net, representing net
increase in net assets resulting from operations	3,280,762

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2006	2005

Operations ($):
Investment income—Net, Representing net increase
in net assets resulting from operations	3,280,762	1,863,273

Dividends to Shareholders from ($):
Investment income—net	(3,280,762)	(1,889,628)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	423,751,536	292,665,218
Dividends reinvested	605,282	304,687
Cost of shares redeemed	(425,233,021)	(303,711,498)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(876,203)	(10,741,593)
Total Increase (Decrease) in Net Assets	(876,203)	(10,767,948)

Net Assets ($):
Beginning of Period	131,162,460	141,930,408
End of Period	130,286,257	131,162,460

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.024	.013	.005	.009	.014
Distributions:
Dividends from investment income—net	(.024)	(.013)	(.005)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.48	1.34	.53	.87	1.41

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.45	.45	.45	.45
Ratio of net investment income
to average net assets	2.46	1.33	.53	.87	1.38

Net Assets, end of period ($ x 1,000)	130,286	131,162	141,930	162,730	168,601

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2006 and June 30, 2005, were all tax exempt income.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Effective October 1, 2005, each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chairman of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chairman of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus

20

High Yield Strategies Fund. Prior, to October 1, 2005, each Trustee received $40,000 per year, plus $5,000 for each joint Board meeting of the Dreyfus/Laurel Funds attended, $2,000 for separate committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that were conducted by telephone and was reimbursed for travel and out-of-pocket expenses.The Chairman of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there was a joint committee meeting of the Dreyfus/Laurels Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee was allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $44,294.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2006 was approximately $228,500 with a related weighted average annualized interest rate of 4.94% .

The Fund 21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “Fund”) of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Massachusetts Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 4, 2006

22

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes).

The Fund 23

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
I N V E S T M E N T M A N A G E M E N T	A G R E E M E N T	(Unaudited)

At a meeting of the fund’s Board of Trustees held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail, no-load Massachusetts tax-exempt money market funds (the

24

“Performance Group”) and to a larger universe of funds, consisting of all retail and institutional Massachusetts tax-exempt money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund’s total return performance was higher than the Performance Group and Performance Universe medians for each of the periods.The Manager also provided the Board with the fund’s total return performance and the quartile, percentile and rank of the fund’s total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a “unitary fee structure”.The Board members also noted that the fund’s management fee and expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”).They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager’s representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and

The Fund 25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D	A P P R OVA L O F T H E
F U N D ’ S I N V E S T M E N T M A N A G E M E N T	A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s

26

assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 186

———————

James M. Fitzgibbons (71)
Board Member (1983)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Bill Barrett Company, an oil and gas exploration company, Director
No. of Portfolios for which Board Member Serves: 25

———————

J. Tomlinson Fort (78)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2005)
Other Board Memberships and Affiliations:
• Allegheny College, Emeritus Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 25

———————

Kenneth A. Himmel (60)
Board Member (1998)

Principal Occupation During Past 5 Years:
• President and CEO,Related Urban Development,a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 25

28

Stephen J. Lockwood (59)
Board Member (1993)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
No. of Portfolios for which Board Member Serves: 25

———————

Roslyn M. Watson (56)
Board Member (1992)

Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 25

———————

Benaree Pratt Wiley (60)
Board Member (1998)

Principal Occupation During Past 5 Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development
(2005-present)
• President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)
Other Board Memberships and Affiliations:
• Boston College,Trustee
• Blue Cross Blue Shield of Massachusetts, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo African-American, Advisory Board
• The Boston Foundation, Director
• Harvard Business School Alumni Board, Director
No. of Portfolios for which Board Member Serves: 25

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

30

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 31

NOTES

For More	Information

Dreyfus BASIC	Transfer Agent &
Massachusetts Municipal	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
29	Board Members Information
31	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC
New York Municipal
Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the 12-month period from July 1, 2005, through June 30, 2006.

Although yields on tax-exempt money market securities continued to rise steadily, other financial markets encountered heightened volatility during the first half of 2006. In the judgment of our Chief Economist, Richard Hoey, the recent turbulence among longer-term bonds reflects shifts in interest-rate and inflation expectations, while the correction in the stock market signals an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain as investors look toward 2007. Indicators to watch in the months ahead include the outlook for inflation in the United States and overseas, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in short-term interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus BASIC New York Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2006, the fund produced a yield of 2.49% . Taking into account the effects of compounding, the fund also produced an effective yield of 2.52% .1

We attribute the fund’s results to rising short-term interest rates in a recovering economy as well as robust investor demand for a more limited supply of New York’s tax-exempt money market securities.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality New York exempt issuers that we believe are most likely to provide high tax-exempt current income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in New York’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

long as we deem practical.At other times, we try to maintain a neutral weighted average maturity.

What other factors influenced the fund’s performance?

The fund was primarily affected by the Federal Reserve Board’s (the “Fed”) ongoing campaign to forestall potential inflationary pressures. As it has since June 2004, the Fed raised short-term interest rates at each of eight meetings, driving the overnight federal funds rate to 5.25% by the reporting period’s end.

Over the second half of 2005, investors grew concerned that forces such as hurricanes and volatile energy prices might undermine the U.S. economy. However, even widespread Katrina-related disruptions failed to derail economic growth. Indeed, after growing at a moderate rate over the final three months of 2005, U.S. GDP expanded at a robust 5.6% annualized rate during the first quarter of 2006, and the unemployment rate fell to multi-year lows.

Beginning in May 2006, investors began to grow more concerned about inflation as energy prices soared. Hawkish comments by Fed Chairman Ben Bernanke appeared to confirm investors’ worries that the Fed might raise interest rates more than previously expected. At the same time, the U.S. housing market and consumer spending cooled, clouding the economic outlook.

Yields of tax-exempt money market instruments generally rose along with interest rates. However, yields of shorter-dated municipal money market securities climbed more sharply than longer-dated securities, causing yield differences along the tax-exempt money market yield spectrum to narrow toward historical lows. By the end of the reporting period there was little difference in the yields of tax-exempt securities with maturities between six months and four years. Many investors therefore continued to focus on instruments maturing in six months or less. Even institutional investors who normally favor longer-term securities began to purchase tax-exempt money market securities, adding to demand and putting downward pressure on yields.

4

Due to low yields from very short-term, floating-rate instruments, we tended to focus on tax-exempt commercial paper and seasoned municipal notes and bonds maturing over six to nine months. We occasionally found opportunities among instruments with somewhat longer maturities, enabling us to construct a “laddered” portfolio of securities scheduled to mature at different times. This strategy is designed to help protect the fund’s yield while ensuring that cash remains available for redemptions and new investments.

Finally, the growing U.S. economy benefited New York’s fiscal condition by boosting corporate and personal incomes. In fact, the City of New York received a credit-rating upgrade from one of the major bond rating agencies. Higher tax revenues reduced local municipalities’ need for short-term borrowing to cover operating shortfalls. At the same time, investor demand for New York securities remained robust, helping to keep yields relatively low.

What is the fund’s current strategy?

Recent evidence of slower economic growth suggests to us that the Fed may soon pause in its rate-tightening campaign to assess the impact of its previous moves on the economy and inflation.Therefore, should we become convinced that interest rates have peaked, we are prepared to increase the fund’s weighted average maturity in an attempt to lock in competitive yields.

July 17, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New York Municipal Money Market Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 2.25
Ending value (after expenses)	$1,014.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2006

Short-Term	Coupon	Maturity	Principal
Investments—98.9%	Rate (%)	Date	Amount ($)	Value ($)

New York—97.4%
ABN AMRO Munitops Certificate
Trust, Revenue, Refunding
(Cornell University)
(Liquidity Facility; ABN-AMRO)	4.00	7/7/06	6,710,000 [a,b]	6,710,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	4.00	7/7/06	1,600,000 [a]	1,600,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC;
Citizens Bank of Rhode Island)	3.96	7/7/06	5,855,000 [a]	5,855,000
Albany Industrial Developement
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	4.00	7/7/06	1,360,000 [a]	1,360,000
Aurora,
GO Notes, BAN	3.96	7/25/06	2,242,100	2,243,471
Brewster,
GO Notes, BAN	4.73	5/18/07	2,700,000	2,715,031
Buffalo Sewer Authority,
Revenue (Insured; FSA)	3.95	7/1/06	1,095,000	1,095,000
Clinton County,
GO Notes, BAN	3.72	7/20/06	2,300,000	2,300,102
Cohoes Industrial Development
Agency, Civic Facility Revenue
(Columbia Crest Senior Housing
Project) (LOC; Key Bank)	4.00	7/7/06	2,780,000 [a]	2,780,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Marist
College Civic Facility) (LOC;
Key Bank)	3.96	7/7/06	4,000,000 [a]	4,000,000
Liverpool Central School District,
GO Notes, RAN	3.68	7/7/06	2,200,000	2,200,048
Long Island Power Authority,
Electric System Revenue (LOC;
State Street Bank and Trust Co.)	4.00	7/1/06	6,700,000 [a]	6,700,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank NA)	3.98	7/7/06	8,900,000 [a]	8,900,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	4.00	7/7/06	5,662,500 [a,b]	5,662,500
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	4.02	7/7/06	2,500,000 [a]	2,500,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.98	7/7/06	6,650,000 [a]	6,650,000
New York City
(Putters Program) (Insured;
XLCA and Liquidity Facility;
JPMorgan Chase Bank)	4.01	7/7/06	2,955,000 [a,b]	2,955,000
New York City,
GO (LOC; The Bank of New York)	3.96	7/1/06	8,500,000 [a]	8,500,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (West
89th Street Development)
(Insured; FNMA)	4.01	7/7/06	13,000,000 [a]	13,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (2006
Sephardic Community Youth
Center, Inc. Project) (LOC;
M&T Bank)	3.93	7/7/06	5,000,000 [a]	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Bank)	3.98	7/7/06	2,625,000 [a]	2,625,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency,
Civic Facility Revenue
(Hewitt School Project)
(LOC; Allied Irish Bank)	3.98	7/7/06	1,570,000 [a]	1,570,000
New York City Industrial
Development Agency, Civic
Facilty Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Bank)	3.98	7/7/06	3,000,000 [a]	3,000,000
New York City Industrial
Development Agency,
Liberty Revenue
(FC Hanson Office Associates
LLC Project) (LOC; Lloyds
TSB Bank PLC)	3.96	7/7/06	6,400,000 [a]	6,400,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.96	7/7/06	12,000,000 [a]	12,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	4.00	7/1/06	7,025,000 [a]	7,025,000
New York City Transitional Finance
Authority, Revenue
(New York City Recovery)
(Liquidity Facility; Royal
Bank of Canada)	4.00	7/1/06	2,000,000 [a]	2,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.95	7/7/06	11,900,000 [a]	11,900,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	4.03	7/7/06	17,605,000 [a,b]	17,605,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (North Shore-
Long Island Jewish Obligated)
Group) (LOC; Citibank NA)	3.93	7/7/06	9,000,000 [a]	9,000,000
New York State Energy Research and
Development Authority, Revenue
(Consolidated Edison Company
of New York, Inc. Project)
(LOC; Citibank NA)	3.99	7/7/06	9,700,000 [a]	9,700,000
New York State Housing Finance
Agency, Housing Revenue
(Historic Front Street) (LOC;
The Bankof New York)	3.94	7/7/06	5,000,000 [a]	5,000,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC and Liquidity Facility; FHLMC)	4.00	7/7/06	4,700,000 [a]	4,700,000
New York State Housing Finance
Agency, Revenue (Hospital for
Special Surgery Staff Housing)
(LOC; JPMorgan Chase Bank)	3.97	7/7/06	4,500,000 [a]	4,500,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	3.98	7/7/06	12,000,000 [a]	12,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	4.00	7/7/06	6,000,000 [a]	6,000,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; Citizens Bank
of Massachusetts)	3.96	7/7/06	3,825,000 [a]	3,825,000
Pearl River Union Free School
District, GO Notes, TAN	4.44	6/28/07	2,300,000	2,313,816
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.20	7/12/06	4,000,000	4,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.23	7/13/06	3,000,000	3,000,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United Cerebral
Palsy of Putnam and Southern
Dutchess Project) (LOC;
Commerce Bank N.A.)	4.02	7/7/06	8,025,000 [a]	8,025,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechic Institute Project)	4.03	7/7/06	3,200,000 [a]	3,200,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	4.08	7/1/06	2,000,000 [a]	2,000,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	4.00	7/7/06	5,577,000 [a]	5,577,000
Shenendehowa Central School
District, GO Notes, BAN	4.36	6/29/07	3,000,000	3,013,189
Spencerport,
GO Notes, BAN	4.44	3/1/07	1,495,000	1,504,614
Syracuse,
GO Notes, RAN (LOC; Key Bank)	4.06	10/30/06	4,600,000	4,607,578
Tompkins County Industrial
Development Agency, Civic
Facility Revenue
(Tompkins Cortland Community
College Foundation, Inc. Project)
(LOC; Citizens Bank
of Massachusetts)	3.99	7/7/06	3,400,000 [a]	3,400,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; HSBC Bank USA)	3.99	7/7/06	3,775,000 [a]	3,775,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Triborough Bridge and Tunnel
Authority, Revenue (Insured;
AMBAC and Liquidity Facility;
State Street Bank and Trust Co.)	3.93	7/7/06	3,500,000 [a]	3,500,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	4.04	7/7/06	4,790,000 [a,b]	4,790,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	4.00	7/7/06	3,200,000 [a]	3,200,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank)	4.00	7/7/06	7,000,000 [a]	7,000,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	4.03	7/7/06	4,905,000 [a,b]	4,905,000
U.S. Related—1.5%
Puerto Rico Industrial Tourist
Educational Medical and
Enviromental Control Facility
Financing Authority, Revenue
(Brystol Myers Squibb Project)	4.01	7/7/06	4,400,000 [a]	4,400,000

Total Investments (cost $283,787,349)			98.9%	283,787,349

Cash and Receivables (Net)			1.1%	3,206,133

Net Assets			100.0%	286,993,482

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $42,627,500 or 14.9% of net assets.

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	87.0
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	6.0
Not Rated [d]	Not Rated [d]	Not Rated [d]	7.0
			100.0
†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	283,787,349	283,787,349
Cash		2,752,600
Interest receivable		1,302,212
		287,842,161

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		88,376
Dividend payable		736,874
Payable for shares of Beneficial Interest redeemed		23,429
		848,679

Net Assets ($)		286,993,482

Composition of Net Assets ($):
Paid-in capital		286,993,482

Net Assets ($)		286,993,482

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		286,993,492
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Year Ended June 30, 2006

Investment Income ($):
Interest Income	8,213,038
Expenses:
Management fee—Note 2	1,256,958
Interest expense—Note 3	6,060
Total Expenses	1,263,018
Investment Income-Net, representing net
increase in net assets resulting from operations	6,950,020

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2006	2005

Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	6,950,020	4,022,544

Dividends to Shareholders from ($):
Investment income—net	(6,950,020)	(4,022,544)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	197,373,427	246,103,541
Dividends reinvested	6,258,560	3,588,803
Cost of shares redeemed	(224,960,449)	(244,022,423)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(21,328,462)	5,669,921
Total Increase (Decrease) in Net Assets	(21,328,462)	5,669,921

Net Assets ($):
Beginning of Period	308,321,944	302,652,023
End of Period	286,993,482	308,321,944

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.025	.013	.005	.009	.014
Distributions:
Dividends from investment income—net	(.025)	(.013)	(.005)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.52	1.34	.52	.86	1.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	2.49	1.33	.52	.86	1.36

Net Assets, end of period ($ x 1,000)	286,993	308,322	302,652	340,089	343,032
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,Mellon Bank,N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the periods ended June 30, 2006 and June 30, 2005, were all tax exempt income.

During the period ended June 30, 2006, as a result of permanent book to tax differences, the fund increased accumulated net realized gain (loss) on investments by $10 and decreased paid-in capital by the same amount. Net assets were not affected by this reclass.

At June 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Effective October 1, 2005, each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chairman of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chairman of the audit committee meeting receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. Prior to October 1, 2005, each Trustee received $40,000 per year, plus $5,000 for each joint Board meeting of the Dreyfus/Laurel Funds attended, $2,000 for separate committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that were conducted by telephone and was reimbursed for travel and out-of-pocket expenses.The Chairman of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there was a joint committee meeting of the Dreyfus/Laurels Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee was allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $88,376.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2006, was approximately $155,600 with a related weighted average annualized interest rate of 3.89% .

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
The Dreyfus/Laurel Tax-Free Municipal Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC New York Municipal Money Market Fund (the “Fund”) of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New York Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 4, 2006

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT	AGREEMENT	(Unaudited)

At a meeting of the fund’s Board of Trustees held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail, no-load New York tax-exempt money market funds (the

The Fund 25

INFORMATION ABOUT THE REVIEW AND	APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT	AGREEMENT (Unaudited) (continued)

“Performance Group”) and to a larger universe of funds, consisting of all retail and institutional New York tax-exempt money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund’s total return performance was higher than the Performance Group and Performance Universe medians for each of the periods.The Manager also provided the Board with the fund’s total return performance and the quartile, percentile and rank of the fund’s total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund was the only fund in the Expense Group with a “unitary fee structure”.The Board members also noted that the fund’s contractual management fee and its expense ratio were lower than their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”).They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager’s representatives also reviewed the costs associated with distribution through interme-diaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s per-

formance and the services provided, noting the fund’s “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the

The Fund 27

INFORMATION ABOUT THE REVIEW AND	APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT	AGREEMENT (Unaudited) (continued)

profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 186

———————

James M. Fitzgibbons (71)
Board Member (1983)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Bill Barrett Company, an oil and gas exploration company, Director
No. of Portfolios for which Board Member Serves: 25

———————
J. Tomlinson Fort (78)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2005)
Other Board Memberships and Affiliations:
• Allegheny College, Emeritus Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 25

———————
Kenneth A. Himmel (60)
Board Member (1998)

Principal Occupation During Past 5 Years:
• President and CEO,Related Urban Development,a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 25

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (59)
Board Member (1993)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
No. of Portfolios for which Board Member Serves: 25

———————

Roslyn M. Watson (56)
Board Member (1992)

Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 25

———————
Benaree Pratt Wiley (60)
Board Member (1998)

Principal Occupation During Past 5 Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development
(2005-present)
• President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)
Other Board Memberships and Affiliations:
• Boston College,Trustee
• Blue Cross Blue Shield of Massachusetts, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo African-American, Advisory Board
• The Boston Foundation, Director
• Harvard Business School Alumni Board, Director
No. of Portfolios for which Board Member Serves: 25

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

30

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 31

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

For More	Information

Dreyfus BASIC	Transfer Agent &
New York Municipal	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $ 70,350 in 2005 and $ 72,330 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $ 6,000 in 2005 and $ 6,000 in 2006. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ 0 in 2005 and $ 0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $ 5,775 in 2005 and $ 6,075 in 2006. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $ 0 in 2005 and $ 0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $ 0 in 2005 and $ 0 in 2006.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $ 0 in 2005 and $ 0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $ 2,100,000 in 2005 and $ 1,582,000 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 24, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 24, 2006

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)